Parent Company Only Condensed Financial Information - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 26, 2014 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Mar. 22, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 13,520	¥ 93,869,000	¥ 92,520,000	¥ 56,247,000
Proceeds from issuance of bonds, net							1,980,640,000
Interest paid				22,422	155,679,000	242,713,000	229,348,000
Loss on debt extinguishment				$ (4,298)	¥ (29,841,000)		(41,581,000)
Bonds 7.875% Due 2016
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount								¥ 1,000,000,000
Debt instrument, stated rate								7.875%
Repurchase of Bonds							760,607,000
Bonds 6.875% Due 2017
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount	¥ 2,000,000,000
Debt instrument, stated rate	6.875%
Debt instrument, maturity date	Jun. 26, 2017
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on June 26 and December 26 in each year	Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment	Dec. 26, 2014
Debt issuance costs	¥ 19,360,000
Proceeds from issuance of bonds, net	¥ 1,980,640,000
Debt instrument, effective interest rate	7.39%
Percentage of principal amount redeemed		78.97%	78.97%
Repurchase of Bonds		$ 227,481	¥ 1,579,400,000	$ 229,920	¥ 1,596,335,000
Interest paid		2,702	18,742,000
Loss on debt extinguishment		$ (4,298)	¥ (29,841,000)
Parent Company | PRC
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 2,279	¥ 15,824,000	¥ 13,952,000	¥ 0
Parent Company | Bonds 7.875% Due 2016
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount								¥ 1,000,000,000
Debt instrument, stated rate								7.875%
Parent Company | Bonds 6.875% Due 2017
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount	¥ 2,000,000,000
Debt instrument, stated rate	6.875%
Debt instrument, maturity date	Jun. 26, 2017
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on June 26 and December 26 in each year	Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment	Dec. 26, 2014
Debt issuance costs	¥ 19,360,000
Proceeds from issuance of bonds, net	¥ 1,980,640,000
Debt instrument, effective interest rate	7.39%